Intangible Assets	12 Months Ended
Dec. 31, 2022
Disclosure Of Intangible Assets [Line Items]
Intangible Assets
20.
Intangible Assets

Intangible assets of the Group correspond to capitalized expenses related to internally generated software and the intangible asset acquired described below in this Note in section "Intangible Asset Acquisition".

The following table provides information about each class of intangible assets held by the Group as of December 31, 2022 and 2021. Intangible assets are stated at cost less accumulated amortization:

	2022			2021
At January 1,	Internally generated software	Acquired intangible assets (ii)	Total	Internally generated software	Acquired intangible assets (ii)	Total
Cost	12,387	39,335	51,722	4,989	—	4,989
Accumulated amortization	(3,180)	(1,573)	(4,753)	(836)	—	(836)
Opening book value as of January 1	9,207	37,762	46,969	4,153	—	4,153
Additions (i)	11,365	—	11,365	7,398	39,335	46,733
Amortization of the year	(4,793)	(2,098)	(6,891)	(2,344)	(1,573)	(3,917)
Total as of December 31	15,779	35,664	51,443	9,207	37,762	46,969
Cost	23,752	39,335	63,087	12,387	39,335	51,722
Accumulated amortization	(7,973)	(3,671)	(11,644)	(3,180)	(1,573)	(4,753)

(i)
The additions of the year include USD 11,357 (USD 7,085 in 2021) related to capitalized salaries and wages.
(ii)
Acquired intangible assets comprises merchant agreements, as detailed in "Intangible Asset Acquisition" below.

At December 31, 2022 and 2021 no indicator of impairment related to intangible assets existed, so the Group did not perform an impairment test. See Note 2. 8: Intangible assets for accounting policies relevant to intangible assets and Note 2.9: Impairment of non-financial assets for policy regarding impairments.

Intangible Asset Acquisition

In addition, on March 11, 2021, with effective date April 1, 2021, dLocal signed a contract to acquire certain assets from Primeiropay S.A.R.L and PrimeiroPay Technology GmbH (“Primeiropay”) in accordance with the Transfer of a Going Concern Agreement (“the Agreement”) signed between the parties, for a consideration of USD 40.0 million, of which USD 1.33 million is contingent consideration (subject to the achievement of the “earn-out”) and USD 38.67 million was an immediate cash consideration, with an effective date of April 1, 2021. According to Management’s estimates, the fair value of the contingent consideration is USD 665 and was paid in July 2022.

Primeiropay is an international payment service provider that enables global merchants to receive payments from their customers located in emerging markets for the sale of goods or services and processes the payments locally in the emerging markets where the merchants’ consumers are located. After expatriating the funds Primeropay settles the payments in the jurisdiction and currency of preference of its merchants, generally in U.S. dollars. The asset acquisition is expected to increase the Group’s market share through the incorporation of new global merchants processing payments in emerging markets. Details of the purchase consideration are as follows:

Purchase consideration	USD
Cash paid	38,670
Contingent consideration at fair value	665
Total Purchase Consideration	39,335

The Group applied the concentration test detailed on Paragraph B7B of IFRS 3 – Business Combinations, to assess whether the acquired set of activities and assets were or not a business. The concentration test was met since substantially all the fair value of the gross assets acquired was concentrated in a group of similar identifiable assets (i.e. intangible assets related to merchant agreements) and the intellectual property that is attached to them. Consequently, the transaction was classified as an asset acquisition, outside of the scope of IFRS 3 (Paragraph 2b).

The contingent consideration was fully repaid on July 29, 2022.

Recognition of assets acquired

On April 1, 2021 the Group recognized the assets acquired (mainly merchant agreements) as a single intangible asset in accordance with IAS 38 – Intangible Assets. The Group estimated the amortization period for such single intangible asset to be 18.75 years.